Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock

The computation of loss per share and weighted average of the Company’s common stock outstanding for the period from the date of transaction close through September 30, 2024 is as follows (in thousands):

	Three months	Nine Months
	ended September 30,	Ended September 30,
	2024	2024
Net (loss)	$(1,150)	(4,197)
Basic and diluted weighted average shares outstanding, common stock	16,602	16,588
Basic and diluted loss per share of common stock	$(0.07)	(0.25)

Kingswood Acquisition Corp
Schedule of Class A common stock reflected in the accompanying balance sheets

	December 31,	December 31,
	2023	2022
As of beginning of the period	$5,211,674	$117,861,531
Less:
Redemptions	(164,309)	(113,037,043)
Redemptions payable	(124,176)	—
Plus:
Receivable from Sponsor for Trust funding	138,437	—
Remeasurement adjustment of carrying value to redemption value (1)	864,261	387,186
Class A common stock subject to possible redemption	$5,925,887	$5,211,674
(1)	The period ended December 31, 2023, includes deposits of $622,965 in the Trust Account made by Wentworth (see Note 1). Such deposits are not included as a reduction to stockholders’ equity.

Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock

	For the Year Ended
	December 31,
	2023	2022
Net (loss) income available to Redeemable Class A	$(109,820)	$838,385
Basic and diluted weighted average shares outstanding, Class A common stock, subject to possible redemption	$498,450	$4,859,959
Basic and diluted net (loss) income per share, redeemable Class A common stock	(0.22)	0.17
Net (loss) income available to non-redeemable Class A and Class B common stock	(674,611)	513,849
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B common stock	$2,979,000	$2,979,000
Basic and diluted net (loss) income per share, Class A and Class B common stock	$(0.23)	$0.17